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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-16177



                                                               June 1, 2004
                                                                  Supplement

[MORGAN STANLEY GRAPHIC OMITTED]





               SUPPLEMENT DATED JUNE 1, 2004 TO THE PROSPECTUS OF

                    MORGAN STANLEY FINANCIAL SERVICES TRUST

                              DATED JULY 30, 2003



     The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" hereby is replaced by the following:


      The Fund is managed within the Sector Research team. Steven E. Wharton, an Executive Director of the Investment Manager, is a current member of the team.